Subsidiary Formation	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 7 - Subsidiary Formation

On September 14, 2017, we formed Premier Biomedical Pain Relief Meds, LLC as a wholly-owned Nevada limited liability company. On January 1, 2018, we contributed our pain management assets to this entity and continued our pain management operations within this new subsidiary.

On January 1, 2018, we transferred the assets of our pain relief operations to Premier Biomedical Pain Relief Meds, LLC, a wholly-owned subsidiary formed on September 14, 2017.